Cover	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity File Number	333-174581
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Entity Tax Identification Number	80-0651816
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1470 Treeland Blvd. S E
Entity Address, City or Town	Palm Bay
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32909
City Area Code	(866)
Local Phone Number	438-7657
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false